Segment Information - Schedule of Sales By Geographic Area (Including Sales from Discontinued Operations) (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 25, 2016	Dec. 30, 2016	Dec. 25, 2015	Dec. 26, 2014
Segment Reporting Information [Line Items]
Total net sales	$ 148,704	$ 80,064	$ 432,323	$ 371,389	$ 314,133
United States of America
Segment Reporting Information [Line Items]
Total net sales	78,095	49,841	243,237	238,470	225,891
Singapore
Segment Reporting Information [Line Items]
Total net sales	59,940	23,246	163,515	96,141	55,977
Europe
Segment Reporting Information [Line Items]
Total net sales	6,399	5,125	16,353	22,938	16,882
Other
Segment Reporting Information [Line Items]
Total net sales	$ 4,270	$ 1,852	$ 9,218	$ 13,840	$ 15,383